UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number   811-22926

Elkhorn ETF Trust

(Exact name of registrant as specified in charter)

    207 Reber Street, Suite 201
Wheaton, IL 60187

(Address of principal executive offices) (Zip code)

 Benjamin T. Fulton
  Elkhorn ETF Trust
    207 Reber Street, Suite 201
Wheaton, IL 60187

(Name and address of agent for service)

Copy to:
Morrison C. Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603

Registrant's telephone number, including area code:  (630) 355-4676

Date of fiscal year end: March 31

Date of reporting period:  July 1, 2014 – June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2014 TO JUNE 30, 2015

The Elkhorn S&P 500 Capital Expenditures Portfolio did not own any voting securities for which a proxy instruction for a meeting of security holders was given by such Fund or solicited from such Fund during the period covered by this report on Form N-PX.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant            Elkhorn ETF Trust

By (Signature and Title)*       /s/ Benjamin T. Fulton
                                                 Benjamin T. Fulton, President
                                                  (principal executive officer)

Date    July 28, 2015

*Print the name and title of each signing officer under his or her signature.